Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
The table below presents the compensation paid to our principal executive officer (“PEO”) and the aggregate compensation paid to our other named executive officers (“NEOs”), our Total Shareholder Return (“TSR”) and the TSR of our peer group, and our performance with respect to two other performance metrics for 2023 and each of the three previous fiscal years. The compensation amounts reflected in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our PEO or our other NEOs.
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non- PEO NEOs(2)(3)	Average Compensation Actually Paid to Non- PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment(4) Based on:		Net Income (in millions)	Adjusted Pre- Tax Profit Margin(6)
					IBKR Total Stockholder Return	S&P 500 Total Shareholder Return(5)
2023	$15,379,511	$19,849,625	$3,189,070	$3,902,156	$182	$158	$2,812	71%
2022	$14,041,987	$8,571,380	$3,008,361	$2,028,489	$158	$125	$1,842	67%
2021	$12,289,397	$19,472,820	$2,828,285	$4,188,291	$173	$152	$1,636	67%
2020	$10,141,570	$14,487,968	$2,560,565	$3,408,267	$132	$118	$1,179	61%
(1)	The principal executive officer (“PEO”) is Mr. Milan Galik, our Chief Executive Officer and President.
(2)
To calculate the CAP to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2023	$15,379,511	($11,025,000)	$11,231,126	$3,527,139	$25,036	$711,813	$19,849,625
2022	$14,041,987	($10,037,500)	$9,846,473	($2,293,784)	$27,033	($3,012,829)	$8,571,380
2021	$12,289,397	($8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
2020	$10,141,570	($6,500,000)	$6,902,906	$4,512,108	$0	($568,616)	$14,487,968
Average for non-PEO NEOs
2023	$3,189,070	($1,412,500)	$1,429,445	$563,278	$12,518	$120,346	$3,902,156
2022	$3,008,361	($1,334,375)	$1,299,225	($402,096)	$14,016	($556,643)	$2,028,489
2021	$2,828,285	($1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291
2020	$2,560,565	($1,122,500)	$1,192,098	$901,365	$0	($123,260)	$3,408,267
(3)
The non-PEO NEOs for all periods presented are the following: Mr. Thomas Peterffy, Chairman; Mr. Earl H. Nemser, Vice Chairman; Mr. Paul J. Brody, Chief Financial Officer, Treasurer and Secretary; and Dr. Thomas A.J. Frank, Executive Vice President and Chief Information Officer.

(4)	The rate of return assumes $100 was invested in our common stock and the S&P 500 Index on December 31, 2019 and assumes the reinvestment of dividends before tax considerations.
(5)	Our selected peer group is the S&P 500 index.
(6)	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name	Adjusted pre-tax profit margin.
Named Executive Officers, Footnote
(1)	The principal executive officer (“PEO”) is Mr. Milan Galik, our Chief Executive Officer and President.
(3)
The non-PEO NEOs for all periods presented are the following: Mr. Thomas Peterffy, Chairman; Mr. Earl H. Nemser, Vice Chairman; Mr. Paul J. Brody, Chief Financial Officer, Treasurer and Secretary; and Dr. Thomas A.J. Frank, Executive Vice President and Chief Information Officer.

Peer Group Issuers, Footnote
(5)	Our selected peer group is the S&P 500 index.

PEO Total Compensation Amount	$ 15,379,511	$ 14,041,987	$ 12,289,397	$ 10,141,570
PEO Actually Paid Compensation Amount	$ 19,849,625	8,571,380	19,472,820	14,487,968
Adjustment To PEO Compensation, Footnote
(2)
To calculate the CAP to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2023	$15,379,511	($11,025,000)	$11,231,126	$3,527,139	$25,036	$711,813	$19,849,625
2022	$14,041,987	($10,037,500)	$9,846,473	($2,293,784)	$27,033	($3,012,829)	$8,571,380
2021	$12,289,397	($8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
2020	$10,141,570	($6,500,000)	$6,902,906	$4,512,108	$0	($568,616)	$14,487,968
Average for non-PEO NEOs
2023	$3,189,070	($1,412,500)	$1,429,445	$563,278	$12,518	$120,346	$3,902,156
2022	$3,008,361	($1,334,375)	$1,299,225	($402,096)	$14,016	($556,643)	$2,028,489
2021	$2,828,285	($1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291
2020	$2,560,565	($1,122,500)	$1,192,098	$901,365	$0	($123,260)	$3,408,267

Non-PEO NEO Average Total Compensation Amount	$ 3,189,070	3,008,361	2,828,285	2,560,565
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,902,156	2,028,489	4,188,291	3,408,267
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate the CAP to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2023	$15,379,511	($11,025,000)	$11,231,126	$3,527,139	$25,036	$711,813	$19,849,625
2022	$14,041,987	($10,037,500)	$9,846,473	($2,293,784)	$27,033	($3,012,829)	$8,571,380
2021	$12,289,397	($8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
2020	$10,141,570	($6,500,000)	$6,902,906	$4,512,108	$0	($568,616)	$14,487,968
Average for non-PEO NEOs
2023	$3,189,070	($1,412,500)	$1,429,445	$563,278	$12,518	$120,346	$3,902,156
2022	$3,008,361	($1,334,375)	$1,299,225	($402,096)	$14,016	($556,643)	$2,028,489
2021	$2,828,285	($1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291
2020	$2,560,565	($1,122,500)	$1,192,098	$901,365	$0	($123,260)	$3,408,267

Compensation Actually Paid vs. Total Shareholder Return
Graphical Analysis of the Information Presented in the Pay versus Performance Table
As described above, our executive compensation program seeks to align named executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the four years ended December 31, 2023.

Compensation Actually Paid vs. Net Income
Graphical Analysis of the Information Presented in the Pay versus Performance Table
As described above, our executive compensation program seeks to align named executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the four years ended December 31, 2023.

Compensation Actually Paid vs. Company Selected Measure
Graphical Analysis of the Information Presented in the Pay versus Performance Table
As described above, our executive compensation program seeks to align named executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the four years ended December 31, 2023.

Total Shareholder Return Vs Peer Group
Graphical Analysis of the Information Presented in the Pay versus Performance Table
As described above, our executive compensation program seeks to align named executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the four years ended December 31, 2023.

Tabular List, Table
Financial Performance Measures
As described in the Compensation Philosophy and Objectives section contained in this Proxy Statement, our executive compensation program is designed to directly link a significant portion of the compensation of our named executive officers to individual performance and our overall performance, with the goals of aligning our executives’ long-term interests with those of our stockholders and attracting, retaining and motivating key executives who are essential to the implementation of our strategic growth and development strategy.
Our Compensation Committee evaluates individual and company performance in a qualitative fashion and does not utilize specific financial or operating performance goals or targets in setting executive compensation, but it considers the following financial measures to be the most important financial measures used by the Company to link CAP for the Company’s named executive officers for the most recently completed fiscal year, to Company performance:
•	Adjusted income before income taxes.
•	Adjusted pre-tax profit margin.
•	3-year adjusted net revenue growth.
For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2023.

Total Shareholder Return Amount	$ 182	158	173	132
Peer Group Total Shareholder Return Amount	158	125	152	118
Net Income (Loss)	$ 2,812,000,000	$ 1,842,000,000	$ 1,636,000,000	$ 1,179,000,000
Company Selected Measure Amount	0.71	0.67	0.67	0.61
PEO Name	Mr. Milan Galik	Mr. Milan Galik	Mr. Milan Galik	Mr. Milan Galik
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted income before income taxes.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted pre-tax profit margin.
Non-GAAP Measure Description
(6)	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2023.

Measure:: 3
Pay vs Performance Disclosure
Name	3-year adjusted net revenue growth.
PEO | Amounts Reported in the Summary Compensation Table for Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,025,000)	$ (10,037,500)	$ (8,525,000)	$ (6,500,000)
PEO | Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,231,126	9,846,473	8,753,434	6,902,906
PEO | Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,527,139	(2,293,784)	6,042,859	4,512,108
PEO | Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,036	27,033	25,017	0
PEO | Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	711,813	(3,012,829)	887,113	(568,616)
Non-PEO NEO | Amounts Reported in the Summary Compensation Table for Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,412,500)	(1,334,375)	(1,237,500)	(1,122,500)
Non-PEO NEO | Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,429,445	1,299,225	1,261,547	1,192,098
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563,278	(402,096)	1,142,546	901,365
Non-PEO NEO | Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,518	14,016	12,509	0
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 120,346	$ (556,643)	$ 180,904	$ (123,260)